Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Debt
Summary of long-term debt, including capital lease obligations

	2020	2019
Term note payable	$—	$9
Capital lease obligation	1,305	—
Promissory note	2,990	—
Convertible notes payable, net	3,325	2,816
Paycheck Protection Program loan	1,749	—
	9,369	2,825
Current portion of long-term debt	(6,370)	(2,825)
Long-term Debt	$2,999	$—

Schedule of warrant assumptions

Maturity	4 years
Risk-free interest rate	0.27%
Volatility	85.00%
Dividend yield	0.00%
Weighted average fair value per common share	1.89

Schedule of stock warrants

	2020	2019
Stock warrants outstanding, January 1	68,581	23,460
Stock warrants issued with convertible notes payable	7,676	45,121
Stock warrants cancelled	—	—
Stock warrants exercised	—	—
Stock warrants outstanding, December 31	76,257	68,581